Note 14 - Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]

	Year ended December 31,
	2017	2016
Universal Mineral Services Ltd. 1
Fees, salaries and other employee benefits	$574	$323
Legal and professional fees	-	1
Marketing and investor relations	7	10
Insurance	2	-
Office and administration	419	401
Regulatory, transfer agent and shareholder information	17	10
Project investigation costs	10	-
Exploration and evaluation expenditures:
Committee Bay	529	22
Homestake	136	2
Peru	352	50
Total transactions for the period	$2,046	$819

	Year ended December 31,
	2017	2016
Short-term benefits	$1,545	$1,380
Share-based payments	709	1,351
	$2,254	$2,731